Schedule of Investments PIMCO High Income Fund	April 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 14.1%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~	$6,214	$6,212
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~	94	94
Alphabet Holding Co., Inc. 3.613% (LIBOR03M + 3.500%) due 09/26/2024 ~	97	97
Banijay Entertainment S.A.S 3.860% (LIBOR03M + 3.750%) due 03/01/2025 ~	19	19
Caesars Resort Collection LLC
2.863% (LIBOR03M + 2.750%) due 12/23/2024 ~	2,021	2,001
4.613% (LIBOR03M + 4.500%) due 07/21/2025 ~	8,669	8,704
Cimpress PLC TBD% due 04/30/2028	4,300	4,257
Cornerstone Building Brands, Inc. 3.365% (LIBOR03M + 3.250%) due 04/12/2028 ~	49	48
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	1,256	1,257
Emerald TopCo, Inc. 3.613% (LIBOR03M + 3.500%) due 07/24/2026 ~	148	147
Envision Healthcare Corp. 3.863% (LIBOR03M + 3.750%) due 10/10/2025 ~	24,886	21,122
EyeCare Partners LLC 3.863% (LIBOR03M + 3.750%) due 02/18/2027 ~	72	71
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 «~	5,753	5,796
Forbes Energy Services LLC TBD% due 07/13/2021 «	1,120	260
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 10/08/2027 ~	10,450	10,411
Intelsat Jackson Holdings S.A. 3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~	2,004	2,031
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	1,267	1,260
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~	2,400	2,393
Lonza Group AG TBD% due 04/29/2028	3,000	2,970
McDermott Technology Americas, Inc. 3.110% (LIBOR03M + 3.000%) due 06/30/2024 «~	105	86
McDermott Technology Americas, Inc. (1.113% Cash and 3.000% PIK) 4.113% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)	488	246
MH Sub LLC 3.613% (LIBOR03M + 3.500%) due 09/13/2024 ~	164	163
Nascar Holdings, Inc. 2.863% (LIBOR03M + 2.750%) due 10/19/2026 ~	82	81
Organon Co. TBD% due 04/07/2028	2,300	2,296
Parexel International Corp. 2.863% (LIBOR03M + 2.750%) due 09/27/2024 ~	86	85
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~	100	100
PUG LLC 3.613% (LIBOR03M + 3.500%) due 02/12/2027 ~	1,989	1,931
Sasol Ltd. 0.500% (LIBOR03M + 1.600%) due 11/23/2022 «~µ	6,172	5,779
Scih Salt Holdings, Inc. TBD% due 03/16/2027 «	1,400	1,396
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~	4,088	4,077
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	15,583	15,394
U.S. Renal Care, Inc. 5.113% (LIBOR03M + 5.000%) due 06/26/2026 ~	2,572	2,526
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~	873	868
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)	6,949	4,239

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		2,695	2,707

Total Loan Participations and Assignments (Cost $116,232)			111,124

CORPORATE BONDS & NOTES 67.1%
BANKING & FINANCE 17.6%
Ally Financial, Inc.
8.000% due 11/01/2031		4	6
8.000% due 11/01/2031 (m)		1,270	1,750
Ambac LSNI LLC 6.000% due 02/12/2023 •		565	567
Atlantic Marine Corps Communities LLC 5.383% due 02/15/2048 (m)		4,327	4,352
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,579	10,645
3.625% due 09/24/2024		2,031	2,592
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,000	278
Barclays PLC
5.875% due 09/15/2024 •(i)(j)	GBP	1,800	2,655
6.125% due 12/15/2025 •(i)(j)		$2,600	2,878
6.375% due 12/15/2025 •(i)(j)	GBP	400	617
7.125% due 06/15/2025 •(i)(j)		1,600	2,531
7.875% due 09/15/2022 •(i)(j)		3,700	5,502
BGC Partners, Inc. 4.375% due 12/15/2025 (m)		$2,300	2,475
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		1,740	1,007
5.950% due 12/15/2026 ^(e)		2,077	1,201
Cosaint Re Pte Ltd. 9.247% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		1,000	1,012
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)(m)		250	283
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		200	222
7.500% due 07/17/2023 •(i)(j)(m)		400	429
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023 (m)		10,000	10,811
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030 (m)		5,400	5,991
Ford Motor Credit Co. LLC 3.375% due 11/13/2025 (m)		1,100	1,127
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (m)		510	531
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		200	230
General Shopping Finance Ltd. 10.000% due 05/31/2021 (i)(m)		5,300	3,440
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		200	214
GSPA Monetization Trust 6.422% due 10/09/2029 (m)		5,051	5,484
Howard Hughes Corp.
4.125% due 02/01/2029 (m)		300	298
4.375% due 02/01/2031 (m)		200	198
5.375% due 08/01/2028 (m)		500	530
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	600	924
6.500% due 03/23/2028 •(i)(j)		$300	341
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		500	552
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	300	387
3.950% due 06/30/2022	GBP	3,262	4,609
Lloyds Banking Group PLC
6.750% due 06/27/2026 •(i)(j)		$1,625	1,853
7.875% due 06/27/2029 •(i)(j)	GBP	3,115	5,467
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029 (m)		$6,900	6,995
Natwest Group PLC 8.000% due 08/10/2025 •(i)(j)		2,000	2,360
Navient Corp. 5.625% due 08/01/2033 (m)		8,064	7,561
Newmark Group, Inc. 6.125% due 11/15/2023		40	44
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		60	65
Owl Rock Capital Corp. 2.625% due 01/15/2027		2,300	2,290
PRA Group, Inc. 7.375% due 09/01/2025 (m)		4,100	4,400
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)(m)		200	223

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

7.375% due 10/04/2023 •(i)(j)(m)		900	983
Starwood Property Trust, Inc. 5.500% due 11/01/2023 (m)		2,500	2,628
UniCredit SpA 7.830% due 12/04/2023 (m)		3,300	3,842
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	204	322
Uniti Group LP 7.875% due 02/15/2025 (m)		$18,734	20,209
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)(m)		6,055	2,785

			138,696

INDUSTRIALS 40.6%
Aker BP ASA 3.750% due 01/15/2030 (m)		150	156
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (m)		1,729	1,914
AMC Networks, Inc. 4.250% due 02/15/2029 (m)		3,100	3,065
Associated Materials LLC 9.000% due 09/01/2025		425	454
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		148	109
Boeing Co.
5.150% due 05/01/2030 (m)		746	868
5.705% due 05/01/2040 (m)		962	1,195
5.805% due 05/01/2050 (m)		822	1,057
5.930% due 05/01/2060 (m)		1,112	1,454
Bombardier, Inc.
6.000% due 10/15/2022 (m)		2,325	2,328
6.125% due 01/15/2023 (m)		2,620	2,750
7.500% due 12/01/2024 (m)		3,396	3,451
7.500% due 03/15/2025 (m)		5,748	5,744
7.875% due 04/15/2027 (m)		3,952	3,947
Broadcom, Inc.
3.469% due 04/15/2034		4,660	4,716
4.150% due 11/15/2030 (m)		300	328
4.300% due 11/15/2032 (m)		300	331
CCO Holdings LLC
4.500% due 08/15/2030 (m)		207	211
4.500% due 06/01/2033		2,326	2,347
4.750% due 03/01/2030 (m)		220	230
Charter Communications Operating LLC
3.700% due 04/01/2051 (m)		200	189
3.850% due 04/01/2061 (m)		500	460
Community Health Systems, Inc.
4.750% due 02/15/2031 (m)		1,300	1,292
5.625% due 03/15/2027 (m)		3,630	3,854
6.625% due 02/15/2025 (m)		7,770	8,206
Connect Finco SARL 6.750% due 10/01/2026		80	84
Coty, Inc. 5.000% due 04/15/2026		5,300	5,370
CSC Holdings LLC 4.500% due 11/15/2031 (c)		5,200	5,213
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		3,318	2,421
Exela Intermediate LLC 10.000% due 07/15/2023		172	62
Ferroglobe PLC 9.375% due 03/01/2022		2,750	2,716
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		2,040	2,095
6.875% due 03/01/2026 (m)		1,348	1,419
Ford Motor Co. 7.700% due 05/15/2097 (m)		15,515	18,928
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		9,300	9,562
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,063	2,923
Full House Resorts, Inc. 8.250% due 02/15/2028 (m)		$525	566
General Electric Co.
4.350% due 05/01/2050 (m)		2,200	2,454
5.875% due 01/14/2038		46	60
6.150% due 08/07/2037		53	71
6.875% due 01/10/2039		13	19
General Shopping Investments Ltd. 0.000% due 03/20/2022 ^(e)(i)		2,500	337
Harvest Midstream LP 7.500% due 09/01/2028		1,600	1,729
Hawaiian Airlines Pass-Through Certificates 7.375% due 09/15/2027 (m)		4,713	5,359

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

HCA, Inc. 7.500% due 11/15/2095 (m)		3,462	4,753
Helios Software Holdings, Inc. 4.625% due 05/01/2028		2,300	2,283
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032 (m)		1,700	1,674
3.750% due 05/01/2029 (m)		2,400	2,409
4.000% due 05/01/2031 (m)		2,400	2,427
HollyFrontier Corp.
4.500% due 10/01/2030 (m)		8,700	9,095
5.875% due 04/01/2026 (m)		1,900	2,183
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		625	660
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		461	507
Innophos Holdings, Inc. 9.375% due 02/15/2028		151	165
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		23	8
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		5,413	3,329
8.000% due 02/15/2024		17	18
8.500% due 10/15/2024 ^(e)		12,674	7,888
9.750% due 07/15/2025 ^(e)		4,215	2,634
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(e)		15,504	620
Leviathan Bond Ltd. 6.500% due 06/30/2027 (m)		1,300	1,448
Marriott International, Inc. 4.625% due 06/15/2030		44	49
MGM Resorts International 4.750% due 10/15/2028 (m)		3,000	3,169
NCL Corp. Ltd. 10.250% due 02/01/2026 (m)		8,323	9,811
Netflix, Inc.
3.625% due 06/15/2030	EUR	200	288
4.625% due 05/15/2029 (m)		300	455
4.875% due 06/15/2030 (m)		$200	232
New Albertson's LP 6.570% due 02/23/2028 (m)		4,021	4,337
News Corp. 3.875% due 05/15/2029		3,200	3,267
Nissan Motor Co. Ltd.
4.345% due 09/17/2027 (m)		400	438
4.810% due 09/17/2030 (m)		4,700	5,224
Northriver Midstream Finance LP 5.625% due 02/15/2026 (m)		1,300	1,342
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/31/2021 (h)(i)		3,371	45
Organon Finance 1 LLC 4.125% due 04/30/2028		3,400	3,487
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		32	34
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	1,500	1,663
5.950% due 01/28/2031 (m)		$4,221	4,081
6.490% due 01/23/2027		100	106
6.500% due 03/13/2027 (m)		270	286
6.500% due 01/23/2029 (m)		2,300	2,344
6.750% due 09/21/2047		70	62
6.840% due 01/23/2030 (m)		5,900	6,070
6.950% due 01/28/2060 (m)		6,894	6,110
7.690% due 01/23/2050		150	145
Platin 1426 GmbH 6.875% due 06/15/2023 (m)	EUR	600	732
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (m)		$9,674	10,421
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (m)		2,562	2,479
QVC, Inc. 5.950% due 03/15/2043 (m)		3,268	3,260
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	300	390
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (m)		$2,853	3,309
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	13,100	23,933
Sands China Ltd. 5.400% due 08/08/2028 (m)		$3,379	3,836
Seagate HDD Cayman 4.125% due 01/15/2031 (m)		700	710
Standard Industries, Inc.
3.375% due 01/15/2031 (m)		800	751
4.375% due 07/15/2030 (m)		2,600	2,610
Syngenta Finance NV 5.182% due 04/24/2028 (m)		200	221

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		73	74
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	100	131
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$2,442	2,669
5.750% due 09/30/2039 (m)		5,881	6,840
TransDigm, Inc. 5.500% due 11/15/2027		46	48
Transocean Pontus Ltd. 6.125% due 08/01/2025		155	152
Transocean, Inc.
7.250% due 11/01/2025		96	73
7.500% due 01/15/2026		80	59
8.000% due 02/01/2027		162	114
Travel + Leisure Co.
3.900% due 03/01/2023		102	105
4.625% due 03/01/2030		58	60
5.650% due 04/01/2024		14	15
Triumph Group, Inc.
5.250% due 06/01/2022		36	36
6.250% due 09/15/2024		116	117
U.S. Renal Care, Inc. 10.625% due 07/15/2027		77	82
United Airlines Pass-Through Trust
4.875% due 07/15/2027 (m)		2,135	2,234
5.875% due 04/15/2029 (m)		3,997	4,430
United Group BV 4.875% due 07/01/2024	EUR	100	122
Valaris PLC 4.875% due 04/15/2028 «		$28	28
Vale Overseas Ltd.
6.875% due 11/21/2036 (m)		89	121
6.875% due 11/10/2039		60	83
Vale S.A. 0.000% due 12/29/2049 «~(i)	BRL	120,000	13,312
Veritas U.S., Inc.
7.500% due 09/01/2025 (m)		$2,130	2,207
10.500% due 02/01/2024		2,909	2,993
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		6,659	7,810
Western Midstream Operating LP 2.288% (US0003M + 1.850%) due 01/13/2023 ~		58	57
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		8,129	8,485
Wynn Macau Ltd.
5.125% due 12/15/2029 (m)		200	204
5.625% due 08/26/2028 (m)		2,800	2,950
Yum! Brands, Inc. 3.625% due 03/15/2031 (m)		3,000	2,965
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (m)		442	439
6.125% due 03/01/2028		93	96
ZoomInfo Technologies LLC 3.875% due 02/01/2029		300	297

			319,250

UTILITIES 8.9%
AT&T, Inc.
3.100% due 02/01/2043 (m)		2,538	2,351
3.300% due 02/01/2052 (m)		3,038	2,770
3.500% due 06/01/2041 (m)		1,254	1,237
3.500% due 02/01/2061 (m)		1,558	1,421
3.650% due 06/01/2051 (m)		2,750	2,650
3.850% due 06/01/2060 (m)		1,902	1,829
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)(m)		2,675	2,108
Edison International 5.750% due 06/15/2027 (m)		97	114
FirstEnergy Corp.
3.400% due 03/01/2050 (m)		500	464
5.350% due 07/15/2047 (m)		500	581
Frontier Communications Corp. 5.000% due 05/01/2028		1,500	1,534
Genesis Energy LP 8.000% due 01/15/2027		1,473	1,519
Lumen Technologies, Inc.
4.000% due 02/15/2027		76	78
7.200% due 12/01/2025 (m)		1,122	1,266
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (m)		5,130	6,213
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		760	757
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		3,067	1,257

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		2,280	2,257
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		14,679	3,009
Pacific Gas & Electric Co.
3.500% due 08/01/2050 (m)		1,426	1,237
4.000% due 12/01/2046 (m)		600	551
4.250% due 03/15/2046		2,300	2,212
4.500% due 07/01/2040 (m)		3,488	3,513
4.550% due 07/01/2030 (m)		927	997
4.600% due 06/15/2043 (m)		200	202
4.750% due 02/15/2044		100	102
4.950% due 07/01/2050 (m)		1,054	1,077
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		1,128	1,193
6.250% due 12/14/2026	GBP	7,102	11,108
6.625% due 01/16/2034		200	313
6.850% due 06/05/2115		$39	41
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		250	286
9.250% due 07/06/2024 (m)		12,379	13,772
Southern California Edison Co. 6.650% due 04/01/2029		20	25
Talen Energy Supply LLC 6.625% due 01/15/2028		40	40
Transocean Poseidon Ltd. 6.875% due 02/01/2027		156	149

			70,233

Total Corporate Bonds & Notes (Cost $525,040)			528,179

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp. 3.375% due 08/15/2026		5,100	5,381

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		12	2

Total Convertible Bonds & Notes (Cost $5,109)			5,383

MUNICIPAL BONDS & NOTES 8.6%
CALIFORNIA 0.5%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007 6.506% due 02/01/2031		1,525	1,906
Sacramento County, California Revenue Bonds, Series 2013 7.250% due 08/01/2025		1,500	1,838

			3,744

DISTRICT OF COLUMBIA 1.7%
District of Columbia Revenue Bonds, Series 2011 7.625% due 10/01/2035		9,740	13,340

ILLINOIS 3.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040		11,000	13,468
7.517% due 01/01/2040		9,805	13,482
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		45	55
7.350% due 07/01/2035		30	38
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		130	148

			27,191

NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028		840	841

PUERTO RICO 0.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		3,900	3,130

TEXAS 1.3%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013 7.250% due 08/15/2043		7,480	10,582

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	1,320	1,378

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	66,200	7,137

Total Municipal Bonds & Notes (Cost $51,882)		67,343

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
3.500% due 09/25/2027 (a)	174	13
4.000% due 06/25/2050 (a)(m)	3,452	558
5.000% due 06/25/2050 (a)(m)	6,828	1,033
5.994% due 07/25/2050 •(a)(m)	6,660	1,081
10.000% due 01/25/2034 •	216	259
Freddie Mac
0.000% due 02/25/2046 (b)(h)	3,187	3,094
0.100% due 02/25/2046 (a)	3,187	2
5.000% due 06/15/2033 ~(a)	880	147
5.985% due 07/15/2035 •(a)	641	109
5.994% due 06/25/2050 •(a)(m)	6,665	1,274
6.085% due 02/15/2042 •(a)	1,060	151
6.144% due 11/25/2055 «~	13,631	8,339
7.025% due 08/15/2036 •(a)	404	92
9.306% due 10/25/2027 •	4,301	4,994
12.771% due 05/15/2033 •	39	49
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)	1,054	155
4.500% due 07/20/2042 (a)	130	19
5.000% due 09/20/2042 (a)	233	42
6.134% due 02/20/2042 •(a)	1,142	40
Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2036	100	103

Total U.S. Government Agencies (Cost $23,057)		21,554

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%
Adjustable Rate Mortgage Trust 0.446% due 05/25/2036 •	3,292	1,504
Banc of America Alternative Loan Trust
0.466% due 06/25/2037 •	2,707	2,047
5.494% due 06/25/2046 ^•(a)	3,806	503
6.534% due 06/25/2037 ^•(a)	2,940	555
Banc of America Funding Trust
6.000% due 07/25/2037 ^	357	352
6.250% due 10/26/2036	5,759	4,448
Banc of America Mortgage Trust 2.728% due 02/25/2036 ^~	11	11
BCAP LLC Trust
4.853% due 03/26/2037 þ	1,339	1,665
6.000% due 05/26/2037 ~	5,069	3,172
40.961% due 06/26/2036 ~	399	253
Bear Stearns Adjustable Rate Mortgage Trust 3.403% due 11/25/2034 ~	42	40
CD Mortgage Trust 5.688% due 10/15/2048	2,210	1,225
Chase Mortgage Finance Trust
3.020% due 12/25/2035 ^~	11	11
3.215% due 09/25/2036 ^~	58	53
5.500% due 05/25/2036 ^	1	1
Citigroup Commercial Mortgage Trust 5.771% due 12/10/2049 ~	3,546	1,472
Citigroup Mortgage Loan Trust
3.012% due 11/25/2035 ~	12,129	8,395
3.213% due 07/25/2037 ^~	62	60
3.554% due 08/25/2037 ^~	33	28
6.500% due 09/25/2036	2,877	2,311
Commercial Mortgage Loan Trust 6.174% due 12/10/2049 ~	8,940	3,844
Countrywide Alternative Loan Trust
0.356% due 12/25/2046 •	2,234	2,171
3.060% due 02/25/2037 ^~	134	134
4.894% due 04/25/2035 •(a)	2,775	262
6.000% due 02/25/2037 ^	4,746	2,890
6.250% due 12/25/2036 ^•	2,656	1,830
6.500% due 06/25/2036 ^	717	540
Countrywide Home Loan Mortgage Pass-Through Trust
3.015% due 09/20/2036 ^~	329	317
3.024% due 09/25/2047 ^~	25	24
5.244% due 12/25/2036 •(a)	2,008	218

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		19	45
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		1,528	1,258
Eurosail PLC
1.430% due 06/13/2045 •	GBP	3,347	4,193
4.080% due 06/13/2045 •		988	1,300
HarborView Mortgage Loan Trust
3.088% due 08/19/2036 ^~		$6	6
3.427% due 08/19/2036 ^~		191	183
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	4,262	4,698
Jackson Park Trust 3.350% due 10/14/2039 ~		$2,311	2,133
JP Morgan Alternative Loan Trust 3.253% due 03/25/2037 ^~		3,664	3,745
JP Morgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		153	144
JP Morgan Mortgage Trust
3.069% due 07/27/2037 ~		3,653	2,671
6.514% due 01/25/2037 ^•(a)		14,911	4,312
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^		629	211
5.562% due 02/15/2040 ^~		441	230
Lehman XS Trust 0.326% due 06/25/2047 •		2,023	1,940
Motel 6 Trust 7.042% due 08/15/2024 •		4,252	4,149
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.132% due 04/25/2036 ^~		4,239	3,878
Nomura Resecuritization Trust 4.423% due 07/26/2035 ~		4,396	4,101
Residential Asset Securitization Trust
0.506% due 01/25/2046 ^•		186	64
6.250% due 10/25/2036 ^		360	352
6.250% due 09/25/2037 ^		4,701	2,835
6.500% due 08/25/2036 ^		802	396
Structured Adjustable Rate Mortgage Loan Trust
2.992% due 01/25/2036 ^~		128	91
3.056% due 04/25/2047 ~		373	248
Structured Asset Mortgage Investments Trust 0.486% due 07/25/2046 ^•		7,707	6,272
WaMu Mortgage Pass-Through Certificates Trust 3.376% due 05/25/2037 ^~		85	76
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 03/25/2036 ^		5,378	4,517
6.574% due 04/25/2037 •(a)		8,618	2,862

Total Non-Agency Mortgage-Backed Securities (Cost $92,461)			97,246

ASSET-BACKED SECURITIES 10.2%
ACE Securities Corp. Home Equity Loan Trust 0.386% due 07/25/2036 •		2,157	1,936
Apidos CLO 0.000% due 07/22/2026 ~		3,000	1
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	2,150	1,427
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		$185,947	501
Carlyle Global Market Strategies CLO Ltd. 0.000% due 10/15/2031 ~		4,200	2,751
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	800	484
0.000% due 01/25/2032 ~		2,200	1,571
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		$4,000	1,769
0.000% due 10/22/2031 ~		3,000	1,140
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,570
Countrywide Asset-Backed Certificates Trust 0.376% due 09/25/2046 •		$12,218	10,711
CVC Cordatus Loan Fund DAC 0.000% due 04/15/2032 ~	EUR	2,500	1,284
Duke Funding Ltd. 0.833% due 08/07/2033 •		$15,410	4,253
Glacier Funding CDO Ltd. 0.462% due 08/04/2035 •		6,605	1,274
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	1,000	615
Halcyon Loan Advisors European Funding BV 0.000% due 04/15/2030 ~		1,100	678
Jay Park CLO Ltd. 0.000% due 10/20/2027 ~		$7,503	3,312
Long Beach Mortgage Loan Trust 0.486% due 02/25/2036 •		1,144	1,028

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	4,150	2,984
Marlette Funding Trust
0.000% due 12/15/2028 «(h)		$24	2,564
0.000% due 04/16/2029 «(h)		7	645
0.000% due 07/16/2029 «(h)		10	1,351
Merrill Lynch Mortgage Investors Trust 0.426% due 04/25/2037 •		743	505
Morgan Stanley Mortgage Loan Trust
1.457% due 11/25/2036 ^•		740	346
5.965% due 09/25/2046 ^þ		6,577	3,338
People's Financial Realty Mortgage Securities Trust 0.266% due 09/25/2036 •		20,794	6,207
Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 ^þ		7,084	4,069
7.238% due 09/25/2037 ^þ		6,129	3,519
Sherwood Funding CDO Ltd. 0.471% due 11/06/2039 •		33,208	8,779
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		5	1,847
SoFi Consumer Loan Program LLC 0.000% due 05/26/2026 «(h)		75	2,450
South Coast Funding Ltd. 0.795% due 08/10/2038 •		25,532	3,468
Specialty Underwriting & Residential Finance Trust 1.081% due 06/25/2036 •		409	345
Washington Mutual Asset-Backed Certificates Trust 0.406% due 05/25/2036 •		195	167

Total Asset-Backed Securities (Cost $127,987)			79,889

SOVEREIGN ISSUES 4.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		9,708	3,330
0.125% due 07/09/2035 þ		8,923	2,741
0.125% due 01/09/2038 þ		1,326	502
0.125% due 07/09/2041 þ		5,255	1,879
0.125% due 07/09/2046 þ		115	37
1.000% due 07/09/2029		163	62
15.500% due 10/17/2026	ARS	38,100	93
34.069% (BADLARPP) due 10/04/2022 ~		84	0
36.093% (BADLARPP + 2.000%) due 04/03/2022 ~		133,765	824
Autonomous City of Buenos Aires
37.343% (BADLARPP + 3.250%) due 03/29/2024 ~		182,849	1,049
37.834% (BADLARPP + 3.750%) due 02/22/2028 ~		34,626	189
Dominican Republic International Bond
10.250% due 01/11/2024	DOP	26,000	495
10.500% due 04/07/2023		17,400	328
16.950% due 02/04/2022		26,800	510
Egypt Government International Bond
3.875% due 02/16/2026 (m)		$2,100	2,053
5.875% due 02/16/2031 (m)		2,100	2,031
7.500% due 02/16/2061 (m)		2,100	1,955
Ghana Government International Bond
6.375% due 02/11/2027		600	597
7.875% due 02/11/2035		600	592
8.750% due 03/11/2061		200	194
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,500	5,445
6.625% due 03/22/2048		800	1,007
Oman Government International Bond
4.875% due 02/01/2025		$1,800	1,892
6.250% due 01/25/2031		1,800	1,941
7.000% due 01/25/2051		1,800	1,843
Provincia de Buenos Aires 37.841% due 04/12/2025	ARS	270,895	1,410
Republic of Greece Government International Bond
4.300% due 02/24/2023 þ	EUR	25	33
4.300% due 02/24/2024 þ		25	34
4.300% due 02/24/2025 þ		25	35
4.300% due 02/24/2026 þ		25	36
4.300% due 02/24/2027 þ		25	37
4.300% due 02/24/2028 þ		25	37
4.300% due 02/24/2029 þ		25	38
4.300% due 02/24/2030 þ		25	38
4.300% due 02/24/2031 þ		25	39
4.300% due 02/24/2032 þ		25	39
4.300% due 02/24/2033 þ		25	40
4.300% due 02/24/2034 þ		25	41
4.300% due 02/24/2035 þ		25	40
4.300% due 02/24/2036 þ		25	41
4.300% due 02/24/2037 þ		25	41
4.300% due 02/24/2038 þ		25	41
4.300% due 02/24/2039 þ		25	42
4.300% due 02/24/2040 þ		25	42
4.300% due 02/24/2041 þ		25	43

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

4.300% due 02/24/2042 þ		25	43
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		$200	213
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	1,471	1,627
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		$34	4
9.250% due 09/15/2027 ^(e)		452	48

Total Sovereign Issues (Cost $49,954)			35,671

		SHARES
COMMON STOCKS 2.7%
COMMUNICATION SERVICES 1.0%
Clear Channel Outdoor Holdings, Inc. (f)		754,306	1,893
iHeartMedia, Inc. 'A' (f)		178,528	3,417
iHeartMedia, Inc. 'B' «(f)		138,545	2,387

			7,697

ENERGY 0.0%
Forbes Energy Services Ltd. (f)(k)		66,131	6
Valaris Ltd. (f)		1,038	23

			29

FINANCIALS 0.2%
Associated Materials Group, Inc. «(f)(k)		162,396	1,158

INDUSTRIALS 1.5%
Neiman Marcus Group Ltd. LLC «(f)(k)		90,604	9,656
Noble Corp. «(f)		1,879	36
Noble Corp. «(f)(k)		15,667	300
Pacific Drilling SA «(f)(k)		15,768	1,922
Valaris PLC «(f)		1,187	25
Westmoreland Mining Holdings LLC «(f)(k)		88,291	1

			11,940

Total Common Stocks (Cost $20,981)			20,824

RIGHTS 1.3%
INFORMATION TECHNOLOGY 1.3%
Windstream Holdings LLC «		537,548	10,149

Total Rights (Cost $4,455)			10,149

WARRANTS 0.3%
INDUSTRIALS 0.3%
Sequa Corp. - Exp. 04/28/2024 «		1,795,000	2,687

Total Warrants (Cost $0)			2,687

PREFERRED SECURITIES 15.6%
BANKING & FINANCE 7.4%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~		27,410,000	15,520
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		70,000	66
Nationwide Building Society 10.250% ~		71,345	18,424
OCP CLO Ltd. 0.000% due 04/26/2028 (h)		8,700	6,768
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(i)		9,957,600	15,736
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		1,600,000	1,637

			58,151

INDUSTRIALS 8.2%
General Electric Co. 3.514% due 06/15/2021 ~(i)		373,000	355

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Sequa Corp. (15.000% PIK) 15.000% «(d)		49,925	64,541

			64,896

Total Preferred Securities (Cost $80,957)			123,047

REAL ESTATE INVESTMENT TRUSTS 3.3%
REAL ESTATE 3.3%
Uniti Group, Inc.		261,443	2,980
VICI Properties, Inc.		734,782	23,293

Total Real Estate Investment Trusts (Cost $11,180)			26,273

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS (l) 3.6%			28,227

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
38.077% due 06/30/2021 - 07/30/2021 (g)(h)	ARS	20,523	121
38.750% due 06/30/2021 ~		26,097	167

			288

U.S. TREASURY BILLS 0.9%
0.017% due 07/01/2021 - 07/29/2021 (g)(h)		$7,400	7,400

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
0.018% due 07/13/2021 - 08/03/2021 (g)(h)		10,200	10,200

Total Short-Term Instruments (Cost $46,124)			46,115

Total Investments in Securities (Cost $1,155,419)			1,175,484

Total Investments 149.3% (Cost $1,155,419)			$1,175,484
Financial Derivative Instruments (n)(o) 0.0%(Cost or Premiums, net $111,830)			120
Auction Rate Preferred Shares (7.3)%			(58,050)
Other Assets and Liabilities, net (42.0)%			(330,479)

Net Assets Applicable to Common Shareholders 100.0%			$787,075

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Associated Materials Group, Inc.	08/24/2020	$1,031	$1,158	0.15%
Forbes Energy Services Ltd.	10/09/2014 - 10/17/2016	2,028	6	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	2,918	9,656	1.23
Noble Corp.	02/05/2021 - 02/08/2021	182	300	0.04
Pacific Drilling SA	02/25/2021	1,656	1,922	0.24
Westmoreland Mining Holdings LLC	07/11/2016 - 10/19/2016	2,160	1	0.00

$9,975	$13,043	1.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	04/30/2021	05/03/2021	$7,627	U.S. Treasury Notes 1.875% due 07/31/2022	$(7,780)	$7,627	$7,627
NOM	0.010	04/30/2021	05/03/2021	20,600	U.S. Treasury Bonds 1.125% due 08/15/2040	(21,081)	20,600	20,600

Total Repurchase Agreements	$(28,861)	$28,227	$28,227

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	0.350%	05/05/2021	08/09/2021	$(2,154)	$(2,154)
0.605	10/19/2020	05/05/2021	(2,036)	(2,043)
BRC	0.250	11/09/2020	TBD(3)	(1,239)	(1,241)
0.350	02/16/2021	05/21/2021	(5,819)	(5,823)
0.450	05/03/2021	08/06/2021	(2,880)	(2,880)
0.480	05/03/2021	08/06/2021	(21,043)	(21,043)

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

	0.500	04/05/2021	07/07/2021		(9,726)	(9,730)
	0.500	04/12/2021	07/13/2021		(1,928)	(1,929)
	0.550	02/22/2021	05/28/2021		(428)	(428)
	0.550	03/05/2021	06/03/2021		(1,526)	(1,527)
	0.550	04/15/2021	06/14/2021		(2,906)	(2,907)
	0.790	11/02/2020	05/03/2021		(17,968)	(18,040)
	0.790	04/09/2021	05/03/2021		(1,912)	(1,913)
BYR	0.610	03/31/2021	03/25/2022		(9,046)	(9,046)
CDC	0.320	03/23/2021	06/21/2021		(736)	(737)
	0.320	04/01/2021	07/02/2021		(2,206)	(2,207)
	0.330	04/19/2021	07/21/2021		(2,146)	(2,146)
	0.330	04/30/2021	07/29/2021		(6,952)	(6,952)
	0.330	05/03/2021	08/02/2021		(2,081)	(2,081)
	0.350	02/16/2021	05/18/2021		(2,290)	(2,292)
	0.350	02/22/2021	05/24/2021		(4,854)	(4,857)
	0.350	02/23/2021	05/24/2021		(5,960)	(5,964)
	0.350	03/05/2021	05/24/2021		(151)	(151)
	0.500	03/23/2021	06/21/2021		(2,943)	(2,944)
	0.550	02/23/2021	05/24/2021		(557)	(557)
	0.550	03/01/2021	06/01/2021		(3,998)	(4,002)
	0.550	03/02/2021	06/02/2021		(3,522)	(3,525)
	0.550	03/15/2021	06/14/2021		(5,386)	(5,390)
	0.550	03/16/2021	06/17/2021		(12,249)	(12,258)
	0.600	02/16/2021	05/21/2021		(3,474)	(3,478)
CEW	0.470	03/08/2021	05/07/2021		(4,080)	(4,083)
	0.470	04/29/2021	05/07/2021		(943)	(943)
	0.500	04/07/2021	07/09/2021		(10,984)	(10,988)
CIB	0.550	04/30/2021	06/04/2021		(2,722)	(2,722)
CIW	0.300	03/08/2021	06/03/2021		(1,982)	(1,983)
CSG	0.550	03/04/2021	06/02/2021		(4,597)	(4,601)
	0.650	01/27/2021	05/03/2021		(2,568)	(2,573)
	0.650	03/30/2021	06/28/2021		(1,610)	(1,611)
FOB	0.370	04/13/2021	06/28/2021		(197)	(198)
IND	0.270	03/10/2021	06/09/2021		(10,838)	(10,842)
JML	(0.300)	04/14/2021	07/14/2021	EUR	(542)	(651)
	(0.300)	04/19/2021	07/19/2021		(334)	(401)
	(0.050)	04/28/2021	TBD(3)		$(1,441)	(1,441)
	0.230	03/10/2021	06/01/2021	GBP	(5,363)	(7,409)
	0.350	04/19/2021	07/19/2021		(588)	(812)
	0.550	04/21/2021	05/26/2021		$(5,946)	(5,947)
NOM	0.600	02/16/2021	05/18/2021		(6,887)	(6,895)
	0.600	03/30/2021	05/18/2021		(2,291)	(2,292)
	0.600	04/19/2021	05/18/2021		(2,768)	(2,769)
	0.800	02/02/2021	06/02/2021		(3,089)	(3,095)
	0.900	03/18/2021	06/01/2021		(2,075)	(2,077)
SGY	0.370	04/05/2021	07/06/2021		(4,959)	(4,960)
SOG	0.350	04/28/2021	07/28/2021		(5,481)	(5,481)
	0.370	03/26/2021	06/24/2021		(4,470)	(4,472)
	0.370	04/05/2021	07/06/2021		(1,793)	(1,793)
	0.370	04/30/2021	06/24/2021		(2,357)	(2,358)
	0.400	02/10/2021	TBD(3)		(2,855)	(2,858)
	0.400	02/18/2021	TBD(3)		(4,137)	(4,141)
	0.400	04/19/2021	07/20/2021		(9,192)	(9,194)
	0.450	02/18/2021	TBD(3)		(1,809)	(1,811)
	0.450	05/03/2021	08/06/2021		(4,762)	(4,762)
	0.480	04/21/2021	07/20/2021		(10,210)	(10,212)
	0.480	04/23/2021	07/27/2021		(8,027)	(8,028)
	0.480	04/30/2021	08/03/2021		(11,515)	(11,515)
	0.550	03/04/2021	06/03/2021		(4,440)	(4,444)
	0.570	02/22/2021	05/24/2021		(3,697)	(3,701)
	0.650	02/02/2021	05/03/2021		(4,640)	(4,648)
TDM	0.250	04/01/2021	TBD(3)		(1,331)	(1,331)
	0.250	04/16/2021	TBD(3)		(7,536)	(7,537)
	0.400	03/23/2021	TBD(3)		(1,382)	(1,382)
	0.400	03/29/2021	TBD(3)		(2,615)	(2,616)
UBS	0.350	04/15/2021	07/14/2021		(10,035)	(10,037)
	0.400	03/22/2021	TBD(3)		(2,700)	(2,701)
	0.400	03/30/2021	TBD(3)		(5,905)	(5,908)
	0.500	03/31/2021	06/29/2021		(11,721)	(11,726)
	0.500	04/07/2021	07/06/2021		(5,373)	(5,375)
	0.500	04/08/2021	07/07/2021		(7,886)	(7,888)
	0.500	04/12/2021	07/12/2021		(2,916)	(2,917)
	0.500	04/15/2021	07/14/2021		(6,859)	(6,861)
	0.550	02/16/2021	05/19/2021		(8,336)	(8,346)
	0.550	02/17/2021	05/19/2021		(6,498)	(6,506)
	0.550	03/02/2021	06/02/2021		(5,121)	(5,126)

Total Reverse Repurchase Agreements						$(385,213)

(m)	Securities with an aggregate market value of $402,109 and cash of $1,658 have been pledged as collateral under the terms of master agreements as of April 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended April 30, 2021 was $(279,977) at a weighted average interest rate of 0.675%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	4.446%		$2,000	$(8)	$56	$48	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.635	EUR	15,900	(1,924)	582	(1,342)	27	0

							$(1,932)	$638	$(1,294)	$27	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	20,400	$(17)	$324	$307	$119	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		1,700	107	24	131	18	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		$17,400	(376)	54	(322)	0	0
Receive(5)	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		14,250	39	76	115	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		1,900	(32)	(137)	(169)	0	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	12/18/2024		72,000	(205)	720	515	0	(2)
Receive(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		68,500	1,264	377	1,641	0	(56)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		79,200	1,687	8,695	10,382	101	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		127	1	6	7	0	0
Receive(5)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		25,100	2,079	75	2,154	0	(41)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		617,800	110,476	70,905	181,381	1,883	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		35,600	(256)	618	362	0	(66)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		55,100	(127)	3,892	3,765	0	(88)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		42,480	(165)	1,896	1,731	0	(72)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		491,800	1,785	101,921	103,706	0	(426)
Pay(5)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		18,500	(3,351)	(266)	(3,617)	16	0
Receive	6-Month EUR-EURIBOR	0.270	Annual	09/11/2024	EUR	25,600	4	(772)	(768)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		263,700	264	17,468	17,732	0	(577)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		24,100	(1,059)	761	(298)	70	0
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		3,200	55	19	74	12	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		65,900	273	(16,103)	(15,830)	937	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		7,700	1,316	(1,384)	(68)	0	(104)

							$113,762	$189,169	$302,931	$3,161	$(1,432)

Total Swap Agreements							$111,830	$189,807	$301,637	$3,188	$(1,432)

(o)	Securities with an aggregate market value of $3,629 and cash of $34,705 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

CBK	06/2021		$978	PEN	3,610	$0	$(23)
GLM	06/2021	DOP	77,109		$1,303	0	(45)
HUS	05/2021	EUR	3,903		4,610	0	(82)
	05/2021		$625	EUR	522	3	0
	05/2021		82,786	GBP	59,397	0	(756)
	06/2021	GBP	58,590		$81,676	755	0
	09/2021	PEN	4,729		1,280	30	0
JPM	06/2021		$3,276	GBP	2,355	0	(24)
SCX	05/2021	EUR	48,248		$56,738	0	(1,268)
	05/2021	GBP	59,396		81,723	0	(306)
	06/2021	EUR	51,629		62,186	80	0

Total Forward Foreign Currency Contracts						$868	$(2,504)

(q)

Securities with an aggregate market value of $2,820 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 04/30/2021

Investments in Securities, at Value
Loan Participations and Assignments			$4,257		$88,443	$18,424	$111,124
Corporate Bonds & Notes
Banking & Finance			0		138,696	0	138,696
Industrials			0		305,910	13,340	319,250
Utilities			0		70,233	0	70,233
Convertible Bonds & Notes
Industrials			0		5,381	0	5,381
Utilities			0		2	0	2
Municipal Bonds & Notes
California			0		3,744	0	3,744
District of Columbia			0		13,340	0	13,340
Illinois			0		27,191	0	27,191
New York			0		841	0	841
Puerto Rico			0		3,130	0	3,130
Texas			0		10,582	0	10,582
Virginia			0		1,378	0	1,378
West Virginia			0		7,137	0	7,137
U.S. Government Agencies			0		13,215	8,339	21,554
Non-Agency Mortgage-Backed Securities			0		97,246	0	97,246
Asset-Backed Securities			0		71,032	8,857	79,889
Sovereign Issues			0		35,671	0	35,671
Common Stocks
Communication Services			5,310		0	2,387	7,697
Energy			29		0	0	29
Financials			0		0	1,158	1,158
Industrials			0		0	11,940	11,940
Rights
Information Technology			0		0	10,149	10,149
Warrants
Industrials			0		0	2,687	2,687
Preferred Securities
Banking & Finance			0		58,151	0	58,151
Industrials			0		355	64,541	64,896
Real Estate Investment Trusts
Real Estate			26,273		0	0	26,273
Short-Term Instruments
Repurchase Agreements			0		28,227	0	28,227
Argentina Treasury Bills			0		288	0	288
U.S. Treasury Bills			0		7,400	0	7,400
U.S. Treasury Cash Management Bills			0		10,200	0	10,200

Total Investments			$35,869		$997,793	$141,822	$1,175,484

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		3,188	0	3,188
Over the counter			0		868	0	868

			$0		$4,056	$0	$4,056
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(1,432)	0	(1,432)
Over the counter			0		(2,504)	0	(2,504)

			$0		$(3,936)	$0	$(3,936)

Total Financial Derivative Instruments			$0		$120	$0	$120

Schedule of Investments PIMCO High Income Fund (Cont.)	April 30, 2021 (Unaudited)

Totals					$35,869		$997,913	$141,822	$1,175,604

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2021:
Category and Subcategory	Beginning Balance at 07/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$14,020	$21,555	$(18,918)	$33	$(8,135)	$5,648	$4,239	$(18)	$18,424	$(505)
Corporate Bonds & Notes
Industrials	0	11,224	(53)	6	0	2,163	0	0	13,340	2,163
U.S. Government Agencies	8,368	0	(126)	16	43	38	0	0	8,339	32
Non-Agency Mortgage-Backed Securities	3,584	0	0	23	0	586	0	(4,193)	0	0
Asset-Backed Securities	12,433	345	(3,121)	0	(3,365)	2,565	0	0	8,857	(1,133)
Common Stocks
Communication Services	4	2,963	0	0	0	(580)	0	0	2,387	(580)
Financials	0	1,031	0	0	0	127	0	0	1,158	127
Industrials	662	4,756	0	0	0	6,522	0	0	11,940	6,521
Real Estate	2,453	0	(1,655)	0	0	(798)	0	0	0	0
Rights
Information Technology	0	4,455	0	0	0	5,694	0	0	10,149	5,694
Warrants
Industrials	0	0	0	0	0	2,687	0	0	2,687	2,687
Preferred Securities
Industrials	34,186	0	(10,840)	0	0	41,195	0	0	64,541	41,195

Totals	$75,710	$46,329	$(34,713)	$78	$(11,457)	$65,847	$4,239	$(4,211)	$141,822	$56,201

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 04/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$260	Other Valuation Techniques(2)			—			—	—
		5,779	Reference Instrument			Yield			6.086	—
		12,385	Third Party Vendor			Broker Quote			61.000 - 100.750	86.802
Corporate Bonds & Notes
Industrials		13,312	Indicative Market Quotation			Broker Quote			$60.500	—
		28	Other Valuation Techniques(2)			—			—	—
U.S. Government Agencies		8,339	Proxy Pricing			Base Price			61.460	—
Asset-Backed Securities		8,857	Proxy Pricing			Base Price			3,251.031 - 40,977.936	15,325.464
Common Stocks
Communication Services		2,387	Reference Instrument			Liquidity Discount			10.000	—
Financials		1,158	Other Valuation Techniques(2)			—			—	—
Industrials		9,656	Discounted Cash Flow			Discount Rate			14.000	—
		2,284	Other Valuation Techniques(2)			—			—	—
Rights
Information Technology		10,149	Market Comparable Valuation			EBITDA			4.250x	—
Warrants
Industrials		2,687	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		64,541	Market Comparable Valuation			EBITDA			15.000x/12.200x/10.000x	—

Total		$141,822

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	CSG	Credit Suisse AG Cayman	JPM	JP Morgan Chase Bank N.A.
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BYR	The Bank of Nova Scotia - Toronto	FOB	Credit Suisse Securities (USA) LLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	GLM	Goldman Sachs Bank USA	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	UBS	UBS Securities LLC
CIW	CIBC World Markets Corp.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
DOP	Dominican Peso

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding